Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000122820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000122820 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000122820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000122820 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000122820 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000122820 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	100.00%	[2]
C000168150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000168150 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000168150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000168150 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000168150 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[3]
C000168150 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	72.80%	[4]
C000168150 [Member] | Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(27.20%)	[4]

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[3]	Includes variation margin on futures contracts.
[4]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.